Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Maximum allowed percentage of revenue	10.00%	10.00%	10.00%
Net of investments with negative equity	$ 15	$ 4	$ 63
Investment	1,702,757	2,117,756
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	263,826	259,200	204,872
Reportable assets	1,934,648	2,345,137	2,594,267
Uruguay [Member]
Statement [Line Items]
Revenues	6,651	9,346
Reportable assets	8,669	12,051	13,056
U.S.A [Member]
Statement [Line Items]
Revenues	73	81	115
Reportable assets	1,754	1,961	2,370
Other Countries [Member]
Statement [Line Items]
Revenues	6,724	9,427
Reportable assets	10,491	14,084	15,508
BHSA [Member]
Statement [Line Items]
Investment	29,251	11,454	6,992
GCDI [Member]
Statement [Line Items]
Investment	$ (5,444)	$ 512	$ (5,710)